Staff costs (Tables)	12 Months Ended
Dec. 31, 2021
Staff costs
Schedule of employee benefit expenses
€ millions	2021	2020	2019
Wages and salaries	655	313	83
Social security charges	85	43	13
Pension premium contributions	33	13	2
Share-based payments	81	23	3
Temporary staff expenses	36	25	11
Staff costs	890	417	112